Schedule of Key Management Personnel (Details) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel Compensation
Short-term employee benefits	$ 111,000	$ 90,000	$ 242,154	$ 123,602	$ 236,154	$ 134,407
Post-employment benefits	12,765	9,900	27,848	13,260	27,158	13,441
Key management personnel	123,765	99,900	270,002	136,862	263,312	147,848
Total	$ 123,765	$ 99,900	$ 270,002	$ 136,862	$ 263,312	$ 147,848